Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	11.69%	8.90%	10.94%
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	6.92%	9.59%
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.27%	6.88%	8.85%
Energy Resilience Portfolio - Advisor shares | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	14.28%
Energy Resilience Portfolio - Advisor shares | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	14.28%	9.20%	10.01%
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.69%	8.90%	10.94%
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	6.92%	9.59%
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.27%	6.88%	8.85%
Energy Resilience Portfolio - Institutional Shares | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	14.28%
Energy Resilience Portfolio - Institutional Shares | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	14.28%	9.20%	10.01%